Property Plant and Equipment - Schedule of Reconciliation of Changes in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Beginning of financial year	€ 1,712,266	€ 1,085,632
Impairment on disposal	0	0	€ 5,000
End of financial year	2,937,060	1,712,266	1,085,632
Cost
Property, Plant and Equipment
Beginning of financial year	1,824,431	1,148,219	648,242
Acquisition of businesses			441,525
Additions	1,330,417	649,765	73,399
Transfer from assets under construction	0	0
Disposals	(124)	(5,452)	(8,293)
Exchange differences	0	31,899	(6,654)
End of financial year	3,154,724	1,824,431	1,148,219
Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(112,165)	(62,587)	(42,038)
Depreciation charge	105,622	54,862	22,503
Disposals	123	5,306	5,830
Impairment on disposal		0	5,000
Exchange differences	0	(22)	1,124
End of financial year	(217,664)	(112,165)	(62,587)
Vessels
Property, Plant and Equipment
Beginning of financial year	952,545	507,633
End of financial year	2,307,325	952,545	507,633
Vessels | Cost
Property, Plant and Equipment
Beginning of financial year	1,056,664	566,360	282,282
Acquisition of businesses			296,536
Additions	71,255	8,029	227
Transfer from assets under construction	1,381,140	468,678
Disposals	0	(5,146)	(8,002)
Exchange differences	0	18,743	(4,683)
End of financial year	2,509,059	1,056,664	566,360
Vessels | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(104,119)	(58,727)	(39,570)
Depreciation charge	97,615	50,571	20,847
Disposals	0	5,000	5,722
Impairment on disposal		0	5,000
Exchange differences	0	179	968
End of financial year	(201,734)	(104,119)	(58,727)
Dry dock
Property, Plant and Equipment
Beginning of financial year	11,103	5,587
End of financial year	25,944	11,103	5,587
Dry dock | Cost
Property, Plant and Equipment
Beginning of financial year	17,644	9,135	9,261
Acquisition of businesses			171
Additions	843	4,377	0
Transfer from assets under construction	20,423	4,000
Disposals	0	0	(291)
Exchange differences	0	132	(6)
End of financial year	38,910	17,644	9,135
Dry dock | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(6,541)	(3,548)	(2,023)
Depreciation charge	6,425	3,125	1,637
Disposals	0	0	108
Impairment on disposal		0	0
Exchange differences	0	132	4
End of financial year	(12,966)	(6,541)	(3,548)
Other fixtures and fittings
Property, Plant and Equipment
Beginning of financial year	12,008	667
End of financial year	3,715	12,008	667
Other fixtures and fittings | Cost
Property, Plant and Equipment
Beginning of financial year	13,513	979	536
Acquisition of businesses			599
Additions	3,661	12,680	3
Transfer from assets under construction	(10,371)	0
Disposals	(124)	(306)	0
Exchange differences	0	160	(159)
End of financial year	6,679	13,513	979
Other fixtures and fittings | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(1,505)	(312)	(445)
Depreciation charge	1,582	1,166	19
Disposals	123	306	0
Impairment on disposal		0	0
Exchange differences	0	(333)	152
End of financial year	(2,964)	(1,505)	(312)
Assets under construction
Property, Plant and Equipment
Beginning of financial year	736,610	571,745
End of financial year	600,076	736,610	571,745
Assets under construction | Cost
Property, Plant and Equipment
Beginning of financial year	736,610	571,745	356,163
Acquisition of businesses			144,219
Additions	1,254,658	624,679	73,169
Transfer from assets under construction	(1,391,192)	(472,678)
Disposals	0	0	0
Exchange differences	0	12,864	(1,806)
End of financial year	600,076	736,610	571,745
Assets under construction | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	0	0	0
Depreciation charge	0	0	0
Disposals	0	0	0
Impairment on disposal		0	0
Exchange differences	0	0	0
End of financial year	€ 0	€ 0	€ 0